Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,813)	$ (12,330)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	311	371
Share-based compensation	3,081	3,315
Change in fair value of contingent payment obligations	2,734	4,372
Loss on disposal/impairment of equipment and other assets	124	43
Loan forgiveness	0	(194)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	396	784
Accounts payable and accrued expenses	363	(3,917)
Operating lease liabilities	(155)	(146)
Total adjustments	6,854	4,628
Net cash used in operating activities	(2,959)	(7,702)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(4)	(3)
Net cash used in investing activities	(4)	(3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock, including contingent payment rights, in private offerings	382	6,186
Net proceeds from exercise of options and warrants	83	1,022
Net proceeds from debt financings	1,668	0
Debt repayments	(91)	(100)
Net cash provided by financing activities	2,042	7,108
NET CHANGE IN CASH AND CASH EQUIVALENTS	(921)	(597)
CASH AND CASH EQUIVALENTS, beginning of year	1,030	1,627
CASH AND CASH EQUIVALENTS, end of year	109	1,030
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	24	17
Cash paid for income taxes	$ 0	$ 0